Embedded Derivative	12 Months Ended
Dec. 31, 2025
Disclosure Of Embedded Derivatives [Abstract]
Embedded Derivative

9. Embedded derivative

The embedded derivative related to the Debentures (Note 8) was valued upon initial recognition at fair value of $1,951. At each reporting date, the change in fair value of the embedded derivatives is recognized in the consolidated statements of comprehensive loss.

9. Embedded derivative (continued)

On November 25, 2025, the Company exercised the Redemption Option (Note 8) and the carrying amount of the embedded derivative was reclassified to issued capital.

The following outlines the movement of the embedded derivative from December 31, 2023, to December 31, 2025:

($)
Balance at December 31, 2023	1,921
Change in fair value during the year	(612)
Balance at December 31, 2024	1,309
Change in fair value during the year	(483)
Exercise of Redemption Option	(826)
Balance at December 31, 2025	—